Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 88.6%		Shares	Value
Advertising - 0.1%
Boston Omaha Corp. - Class A (a)		330	$4,798
Clear Channel Outdoor Holdings, Inc. (a)		2,030	2,761
National CineMedia, Inc. (a)		360	2,372
Taboola.com Ltd. (a)		1,191	4,538
			14,469

Aerospace/Defense - 1.4%
AAR Corp. (a)		242	16,398
AeroVironment, Inc. (a)		146	26,302
Archer Aviation, Inc. - Class A (a)(b)		1,540	14,553
Ducommun, Inc. (a)		90	6,154
Intuitive Machines, Inc. (a)		301	6,526
Kratos Defense & Security Solutions, Inc. (a)		500	16,685
Mercury Systems, Inc. (a)		420	17,510
National Presto Industries, Inc.		81	7,790
Rocket Lab USA, Inc. (a)(b)		1,491	43,313
Spirit AeroSystems Holdings, Inc. - Class A (a)		710	24,147
Virgin Galactic Holdings, Inc. (a)		431	2,052
			181,430

Agriculture - 0.2%
Dole PLC		361	4,917
Fresh Del Monte Produce, Inc.		200	6,098
Tejon Ranch Co. (a)		361	5,855
Turning Point Brands, Inc.		130	8,286
Vital Farms, Inc. (a)		72	3,159
			28,315

Airlines - 0.6%
Allegiant Travel Co.		121	12,394
Copa Holdings SA - Class A		161	15,009
JetBlue Airways Corp. (a)		2,150	14,147
SkyWest, Inc. (a)		210	25,393
Sun Country Airlines Holdings, Inc. (a)		391	6,631
Wheels Up Experience, Inc. (a)		2,330	3,635
			77,209

Apparel - 0.9%
Capri Holdings Ltd. (a)		500	12,390
Carter's, Inc.		126	6,794
Hanesbrands, Inc. (a)		1,322	10,735
Kontoor Brands, Inc. (b)		201	18,462
Levi Strauss & Co. - Class A		1,542	29,344
Steven Madden Ltd.		242	9,934
Under Armour, Inc. - Class A (a)		1,930	16,115
Under Armour, Inc. - Class C (a)		1,392	10,482
Wolverine World Wide, Inc.		351	7,838
			122,094

Auto Manufacturers - 0.1%
Hyliion Holdings Corp. (a)		1,162	2,731
NWTN, Inc. - Class B (a)		1,921	1,211
REV Group, Inc.		350	12,145
Wabash National Corp.		31	483
			16,570

Auto Parts & Equipment - 1.2%
Adient PLC (a)		650	11,329
Cooper-Standard Holdings, Inc. (a)		240	3,701
Dana, Inc.		766	12,210
Dorman Products, Inc. (a)		120	15,754
Douglas Dynamics, Inc.		181	4,679
Fox Factory Holding Corp. (a)		331	9,043
Garrett Motion, Inc.		671	6,428
Goodyear Tire & Rubber Co. (a)		1,560	13,837
indie Semiconductor, Inc. - Class A (a)(b)		1,931	7,917
Luminar Technologies, Inc. (a)		93	535
Methode Electronics, Inc.		430	4,868
Miller Industries, Inc./TN		90	5,937
Phinia, Inc.		240	12,214
QuantumScape Corp. (a)		2,341	12,103
SES AI Corp. (a)		3,092	3,648
Shyft Group, Inc.		301	3,615
Solid Power, Inc. (a)		2,562	3,561
Titan International, Inc. (a)		711	6,278
Visteon Corp. (a)		160	13,450
XPEL, Inc. (a)		180	7,547
			158,654

Banks - 8.3%
Alerus Financial Corp.		300	6,342
Amerant Bancorp, Inc.		231	5,359
Ameris Bancorp		341	22,387
Arrow Financial Corp.		170	4,524
Associated Banc-Corp.		1,030	25,894
Atlantic Union Bankshares Corp.		450	16,996
BancFirst Corp.		130	15,480
Bank of Hawaii Corp.		230	17,137
Bank of Marin Bancorp		310	7,834
Bank of NT Butterfield & Son Ltd.		350	12,841
BankUnited, Inc.		430	17,677
BayCom Corp.		270	7,557
BCB Bancorp, Inc.		370	4,007
Bridgewater Bancshares, Inc. (a)		451	6,368
Camden National Corp.		171	7,757
Capital Bancorp, Inc.		250	7,755
Capital City Bank Group, Inc.		190	7,009
Carter Bankshares, Inc. (a)		280	4,934
Cathay General Bancorp		60	2,849
ChoiceOne Financial Services, Inc.		121	4,055
Citizens & Northern Corp.		320	6,826
Civista Bancshares, Inc.		360	7,942
Colony Bankcorp, Inc.		401	6,757
Community Trust Bancorp, Inc.		150	8,026
ConnectOne Bancorp, Inc.		291	7,374
Customers Bancorp, Inc. (a)		200	11,396
CVB Financial Corp.		820	17,089
Dime Community Bancshares, Inc.		211	6,590
Eagle Bancorp, Inc.		240	6,290
Eastern Bankshares, Inc.		1,151	21,132
Enterprise Bancorp, Inc./MA		200	8,466
First Bancorp, Inc.		231	5,969
First BanCorp/Puerto Rico		1,800	37,368
First Bancorp/Southern Pines NC		300	13,239
First Bank/Hamilton NJ		420	6,388
First Business Financial Services, Inc.		141	7,284
First Community Bankshares, Inc.		160	6,939
First Financial Bancorp		410	11,488
First Foundation, Inc.		490	2,523
First Hawaiian, Inc. (b)		930	25,687
First Interstate BancSystem, Inc. - Class A		520	17,134
Firstsun Capital Bancorp (a)		111	4,684
Fulton Financial Corp.		940	19,120
Great Southern Bancorp, Inc.		111	6,526
Guaranty Bancshares, Inc./TX		181	7,441
Hancock Whitney Corp.		440	26,286
Heartland Financial USA, Inc.		250	16,168
Heritage Commerce Corp.		681	6,599
Heritage Financial Corp./WA		321	8,250
Independent Bank Corp. (b)		250	16,790
International Bancshares Corp.		270	17,790
Kearny Financial Corp./MD		730	5,037
Lakeland Financial Corp.		190	12,928
LINKBANCORP, Inc.		731	5,168
Mercantile Bank Corp.		160	7,810
Merchants Bancorp/IN		120	5,032
Metrocity Bankshares, Inc.		220	6,789
Metropolitan Bank Holding Corp. (a)		50	3,206
Midland States Bancorp, Inc.		291	5,605
MidWestOne Financial Group, Inc.		221	6,990
NBT Bancorp, Inc.		310	14,765
Nicolet Bankshares, Inc.		80	8,970
Northeast Bank		70	7,084
OFG Bancorp		540	23,063
Origin Bancorp, Inc.		221	8,380
Park National Corp.		90	15,274
Pathward Financial, Inc.		100	7,973
PCB Bancorp		330	6,366
Peoples Financial Services Corp.		140	7,206
Premier Financial Corp.		300	8,349
RBB Bancorp		281	5,286
Renasant Corp.		340	13,219
Republic Bancorp, Inc./KY - Class A		101	6,610
S&T Bancorp, Inc.		211	8,322
Seacoast Banking Corp. of Florida		530	15,078
ServisFirst Bancshares, Inc. (b)		310	28,108
Shore Bancshares, Inc.		470	7,685
Simmons First National Corp. - Class A		730	16,586
SmartFinancial, Inc.		220	7,757
South Plains Financial, Inc.		191	6,863
Southern First Bancshares, Inc. (a)		140	5,152
Southside Bancshares, Inc.		220	6,915
SouthState Corp.		142	14,994
Stellar Bancorp, Inc.		300	8,520
Sterling Bancorp, Inc./MI (a)		1,050	4,945
Stock Yards Bancorp, Inc.		210	15,479
Texas Capital Bancshares, Inc. (a)		240	18,948
Tompkins Financial Corp.		120	8,408
TriCo Bancshares		190	8,335
TrustCo Bank Corp. NY		201	6,464
Trustmark Corp.		210	7,875
UMB Financial Corp.		221	26,056
United Community Banks, Inc./GA		661	21,925
Unity Bancorp, Inc.		190	9,186
USCB Financial Holdings, Inc.		310	5,884
Walker & Dunlop, Inc.		191	18,349
Washington Trust Bancorp, Inc.		210	6,882
WesBanco, Inc.		551	19,307
West BanCorp, Inc.		321	7,040
Westamerica BanCorp		160	8,282
			1,086,778

Beverages - 0.3%
Boston Beer Co., Inc. - Class A (a)		50	12,533
BRC, Inc. - Class A (a)		821	2,225
National Beverage Corp.		121	5,088
Vita Coco Co., Inc. (a)		270	10,109
Westrock Coffee Co. (a)		800	5,568
			35,523

Biotechnology - 6.6%
2seventy bio, Inc. (a)		491	1,306
89bio, Inc. (a)		860	8,256
Absci Corp. (a)		700	2,597
ACADIA Pharmaceuticals, Inc. (a)		931	17,372
Acrivon Therapeutics, Inc. (a)		331	2,009
ADMA Biologics, Inc. (a)		522	8,430
Agenus, Inc. (a)		472	1,794
Akero Therapeutics, Inc. (a)		390	21,091
Aldeyra Therapeutics, Inc. (a)		750	3,930
Allogene Therapeutics, Inc. (a)		1,100	1,980
Alvotech SA (a)		620	7,886
ALX Oncology Holdings, Inc. (a)		1,422	2,076
Amicus Therapeutics, Inc. (a)		1,611	15,433
Anavex Life Sciences Corp. (a)(b)		1,202	11,143
ANI Pharmaceuticals, Inc. (a)		102	5,981
Apellis Pharmaceuticals, Inc. (a)		426	12,358
Apogee Therapeutics, Inc. (a)		110	4,550
Arcellx, Inc. (a)		250	17,033
Arcus Biosciences, Inc. (a)		450	5,805
Arcutis Biotherapeutics, Inc. (a)		205	2,714
Ardelyx, Inc. (a)		1,802	9,659
ArriVent Biopharma, Inc. (a)		140	3,996
Arrowhead Pharmaceuticals, Inc. (a)		900	17,892
ARS Pharmaceuticals, Inc. (a)		420	5,468
Astria Therapeutics, Inc. (a)		251	1,973
Avidity Biosciences, Inc. (a)		292	9,616
Axsome Therapeutics, Inc. (a)		242	25,763
Beam Therapeutics, Inc. (a)		153	3,966
BioCryst Pharmaceuticals, Inc. (a)		1,470	11,613
Biohaven Ltd. (a)		461	17,633
Biomea Fusion, Inc. (a)		113	472
Bluebird Bio, Inc. (a)		240	1,860
Cabaletta Bio, Inc. (a)		370	884
Candel Therapeutics, Inc. (a)		412	2,913
Caribou Biosciences, Inc. (a)		1,462	2,091
Cartesian Therapeutics, Inc. (a)		92	1,777
Celcuity, Inc. (a)		211	2,521
Celldex Therapeutics, Inc. (a)		300	7,347
Certara, Inc. (a)		690	9,819
CG oncology, Inc. (a)		270	8,119
ChromaDex Corp. (a)		800	4,504
Cibus, Inc. (a)		610	1,519
Cogent Biosciences, Inc. (a)		590	5,493
Compass Therapeutics, Inc. (a)		1,640	5,281
Contineum Therapeutics, Inc. - Class A (a)		122	1,194
Crinetics Pharmaceuticals, Inc. (a)		381	15,354
Cullinan Therapeutics, Inc. (a)		370	3,907
Cytek Biosciences, Inc. (a)		691	3,559
Day One Biopharmaceuticals, Inc. (a)		530	6,556
Denali Therapeutics, Inc. (a)		970	22,601
Design Therapeutics, Inc. (a)		501	2,430
Dianthus Therapeutics, Inc. (a)		140	3,101
Disc Medicine, Inc. (a)		86	4,799
Dynavax Technologies Corp. (a)(b)		890	11,615
Dyne Therapeutics, Inc. (a)		136	1,934
Edgewise Therapeutics, Inc. (a)		362	10,143
Editas Medicine, Inc. (a)		344	451
Emergent BioSolutions, Inc. (a)		380	4,275
Entrada Therapeutics, Inc. (a)		180	2,419
Esperion Therapeutics, Inc. (a)		1,121	2,007
Evolus, Inc. (a)		390	5,448
EyePoint Pharmaceuticals, Inc. (a)		205	1,568
Geron Corp. (a)		3,861	11,081
Gossamer Bio, Inc. (a)		1,481	1,472
GRAIL, Inc. (a)		191	5,783
Greenwich Lifesciences, Inc. (a)		190	2,459
Guardant Health, Inc. (a)		211	9,913
Humacyte, Inc. (a)		741	3,394
Ideaya Biosciences, Inc. (a)		75	1,826
IGM Biosciences, Inc. (a)		80	121
ImmunityBio, Inc. (a)		691	2,384
Immunovant, Inc. (a)		450	9,783
Innoviva, Inc. (a)		300	5,592
Inovio Pharmaceuticals, Inc. (a)		361	755
Inozyme Pharma, Inc. (a)		302	435
Intellia Therapeutics, Inc. (a)		325	3,354
Iovance Biotherapeutics, Inc. (a)		1,450	8,483
Janux Therapeutics, Inc. (a)		190	8,261
Krystal Biotech, Inc. (a)		120	19,169
Kymera Therapeutics, Inc. (a)		170	6,730
Kyverna Therapeutics, Inc. (a)		560	1,814
Larimar Therapeutics, Inc. (a)		321	1,233
LENZ Therapeutics, Inc.		121	3,089
Lexicon Pharmaceuticals, Inc. (a)		1,440	1,089
Ligand Pharmaceuticals, Inc. (a)		100	11,655
Liquidia Corp. (a)		340	4,838
MacroGenics, Inc. (a)		791	2,373
Maravai LifeSciences Holdings, Inc. - Class A (a)		676	3,333
Mersana Therapeutics, Inc. (a)		1,191	725
Mind Medicine MindMed, Inc. (a)		480	3,259
MoonLake Immunotherapeutics (a)		191	8,784
Myriad Genetics, Inc. (a)		301	3,814
Nektar Therapeutics (a)		1,781	1,473
NeoGenomics, Inc. (a)		250	3,575
Neumora Therapeutics, Inc. (a)		162	313
Novavax, Inc. (a)		586	5,092
Nurix Therapeutics, Inc. (a)		140	2,759
Nuvalent, Inc. - Class A (a)		56	4,805
Olema Pharmaceuticals, Inc. (a)		95	580
Omeros Corp. (a)		515	4,439
Phathom Pharmaceuticals, Inc. (a)		175	1,048
Pliant Therapeutics, Inc. (a)		610	6,558
Praxis Precision Medicines, Inc. (a)		100	7,655
Precigen, Inc. (a)		3,471	4,686
Prime Medicine, Inc. (a)		530	1,484
ProKidney Corp. (a)		1,221	2,015
PTC Therapeutics, Inc. (a)		462	21,197
RAPT Therapeutics, Inc. (a)		632	721
Recursion Pharmaceuticals, Inc. - Class A (a)		1,490	10,788
Replimune Group, Inc. (a)		260	3,635
Rezolute, Inc. (a)		441	2,315
Rigel Pharmaceuticals, Inc. (a)		111	2,403
Sage Therapeutics, Inc. (a)		591	4,285
Sana Biotechnology, Inc. (a)		691	2,225
Scholar Rock Holding Corp. (a)		331	13,366
Shattuck Labs, Inc. (a)		1,521	1,764
Soleno Therapeutics, Inc. (a)		141	7,082
SpringWorks Therapeutics, Inc. (a)		213	7,988
Sutro Biopharma, Inc. (a)		295	566
Syndax Pharmaceuticals, Inc. (a)		840	11,903
Tarsus Pharmaceuticals, Inc. (a)		190	10,214
Taysha Gene Therapies, Inc. (a)		841	1,262
Tectonic Therapeutic, Inc. (a)		100	5,414
Tenaya Therapeutics, Inc. (a)		1,321	1,400
TG Therapeutics, Inc. (a)		700	22,190
Tourmaline Bio, Inc. (a)		80	1,285
Travere Therapeutics, Inc. (a)		480	9,821
Tyra Biosciences, Inc. (a)		281	4,063
Ultragenyx Pharmaceutical, Inc. (a)		246	10,585
UroGen Pharma Ltd. (a)		211	2,323
Vera Therapeutics, Inc. (a)		231	8,612
Veracyte, Inc. (a)		531	24,150
Vericel Corp. (a)(b)		330	19,318
Veru, Inc. (a)		2,501	1,390
Verve Therapeutics, Inc. (a)		551	4,193
Vir Biotechnology, Inc. (a)		521	5,418
Viridian Therapeutics, Inc. (a)		460	8,915
Vor BioPharma, Inc. (a)		3,901	5,539
XBiotech, Inc. (a)		250	865
Xencor, Inc. (a)		200	3,656
XOMA Royalty Corp. (a)		110	2,927
Zentalis Pharmaceuticals, Inc. (a)		960	1,670
Zymeworks, Inc. (a)		440	6,424
			864,639

Building Materials - 0.9%
American Woodmark Corp. (a)		70	5,450
Apogee Enterprises, Inc.		70	3,571
Aspen Aerogels, Inc. (a)		235	2,747
Boise Cascade Co.		141	17,789
Hayward Holdings, Inc. (a)		662	9,970
Knife River Corp. (a)		310	32,110
LSI Industries, Inc.		251	5,289
Masterbrand, Inc. (a)		670	11,604
Modine Manufacturing Co. (a)		171	17,348
Tecnoglass, Inc.		80	6,080
			111,958

Chemicals - 2.1%
AdvanSix, Inc.		122	3,816
American Vanguard Corp.		901	5,568
Avient Corp.		621	26,641
Balchem Corp.		161	25,754
Cabot Corp.		341	29,486
Chemours Co.		570	10,824
Codexis, Inc. (a)		881	3,691
Ecovyst, Inc. (a)		790	6,130
Hawkins, Inc.		60	6,415
HB Fuller Co.		240	15,151
Huntsman Corp.		245	4,123
Ingevity Corp. (a)		351	15,918
Innospec, Inc.		140	15,869
Koppers Holdings, Inc.		141	4,196
Lightwave Logic, Inc. (a)		511	920
Minerals Technologies, Inc.		200	15,338
Oil-Dri Corp. of America		102	4,286
Origin Materials, Inc. (a)		500	468
Orion SA		612	8,538
Perimeter Solutions, Inc. (a)		890	11,125
Quaker Chemical Corp.		90	12,706
Rayonier Advanced Materials, Inc. (a)		241	1,928
Rogers Corp. (a)		100	9,305
Sensient Technologies Corp.		220	16,612
Stepan Co.		81	5,135
Trinseo PLC		491	2,033
Tronox Holdings PLC		542	5,566
			267,542

Coal - 0.6%
Alpha Metallurgical Resources, Inc. (a)		40	7,327
Core Natural Resources, Inc. (b)		398	35,949
Hallador Energy Co. (a)		270	2,897
Peabody Energy Corp.		460	8,349
Ramaco Resources, Inc. - Class A		312	2,955
Ramaco Resources, Inc. - Class B		2	17
SunCoke Energy, Inc.		651	6,113
Warrior Met Coal, Inc.		320	16,886
			80,493

Commercial Services - 4.9%
ABM Industries, Inc.		320	17,075
Acacia Research Corp. (a)		1,040	4,534
Adtalem Global Education, Inc. (a)		132	14,141
Alarm.com Holdings, Inc. (a)		220	13,347
Alight, Inc. - Class A		3,050	20,893
Arlo Technologies, Inc. (a)		550	6,441
Avis Budget Group, Inc. (a)		62	5,561
BrightView Holdings, Inc. (a)		361	5,689
Brink's Co.		42	3,920
Cadiz, Inc. (a)		845	4,174
CBIZ, Inc. (a)		261	22,396
Chegg, Inc. (a)		1,881	2,897
Cimpress PLC (a)		152	10,105
Clarivate PLC (a)		1,886	10,222
Coursera, Inc. (a)		1,241	9,568
CPI Card Group, Inc. (a)		131	3,769
CRA International, Inc.		31	5,691
Deluxe Corp.		271	6,284
Driven Brands Holdings, Inc. (a)		381	6,290
Emerald Holding, Inc.		1,640	7,380
EVERTEC, Inc.		420	13,637
First Advantage Corp. (a)		860	16,237
Flywire Corp. (a)		271	5,238
Forrester Research, Inc. (a)		300	4,575
Graham Holdings Co. - Class B		11	10,217
Grand Canyon Education, Inc. (a)		170	29,859
Green Dot Corp. - Class A (a)		351	3,113
Heidrick & Struggles International, Inc.		140	6,509
Hertz Global Holdings, Inc. (a)		1,291	5,332
Huron Consulting Group, Inc. (a)		120	15,214
ICF International, Inc.		80	9,337
Insperity, Inc.		73	5,476
John Wiley & Sons, Inc. - Class A		230	9,414
Kforce, Inc.		322	17,945
Korn Ferry		521	36,850
Laureate Education, Inc. (a)		1,071	20,049
Legalzoom.com, Inc. (a)		511	4,594
LiveRamp Holdings, Inc. (a)		400	13,600
Marqeta, Inc. - Class A (a)		2,210	8,508
Mister Car Wash, Inc. (a)		630	5,053
Moneylion, Inc. (a)		23	2,001
Monro, Inc.		201	3,948
National Research Corp.		100	1,667
Paymentus Holdings, Inc. - Class A (a)		180	5,753
Payoneer Global, Inc. (a)		541	5,735
Paysafe Ltd. (a)		150	2,910
Perdoceo Education Corp.		430	12,375
Performant Healthcare, Inc. (a)		1,090	2,572
Priority Technology Holdings, Inc. (a)		590	5,605
Progyny, Inc. (a)		342	7,924
Remitly Global, Inc. (a)		700	16,450
Repay Holdings Corp. (a)		511	3,817
Resources Connection, Inc.		800	6,720
Sezzle, Inc. (a)		20	4,680
Shift4 Payments, Inc. - Class A (a)		371	44,464
Spire Global, Inc. (a)		290	4,974
Strategic Education, Inc.		120	11,788
Stride, Inc. (a)		232	31,297
Transcat, Inc. (a)		50	3,851
UL Solutions, Inc. - Class A		220	11,860
Universal Technical Institute, Inc. (a)		163	4,471
Verra Mobility Corp. (a)		263	6,941
Vestis Corp.		761	10,639
Willdan Group, Inc. (a)		101	3,570
ZipRecruiter, Inc. - Class A (a)		420	2,890
			640,036

Computers - 1.4%
3D Systems Corp. (a)		860	3,096
Cantaloupe, Inc. (a)		771	6,276
Crane NXT Co.		220	14,073
Cricut, Inc. - Class A		490	2,631
Diebold Nixdorf, Inc. (a)		190	8,225
Grid Dynamics Holdings, Inc. (a)		301	6,800
Integral Ad Science Holding Corp. (a)		380	3,994
Kyndryl Holdings, Inc. (a)		1,282	48,665
Lumentum Holdings, Inc. (a)		240	20,414
Mitek Systems, Inc. (a)		460	4,692
NetScout Systems, Inc. (a)		321	7,653
NextNav, Inc. (a)		250	3,107
PAR Technology Corp. (a)		160	11,614
PlayAGS, Inc. (a)		341	4,106
Rapid7, Inc. (a)(b)		380	14,638
Rubrik, Inc. - Class A (a)		131	9,598
Unisys Corp. (a)		330	2,198
V2X, Inc. (a)		100	5,213
			176,993

Cosmetics/Personal Care - 0.4%
Edgewell Personal Care Co.		260	8,658
Honest Co., Inc. (a)		771	4,942
Interparfums, Inc. (b)		102	14,384
Olaplex Holdings, Inc. (a)		1,321	2,061
Prestige Consumer Healthcare, Inc. (a)		281	21,572
			51,617

Distribution/Wholesale - 0.8%
G-III Apparel Group Ltd. (a)		320	9,990
H&E Equipment Services, Inc. (b)		171	15,166
MRC Global, Inc. (a)		370	5,432
OPENLANE, Inc. (a)		790	16,045
Resideo Technologies, Inc. (a)		990	22,295
Rush Enterprises, Inc. - Class A		370	22,477
ScanSource, Inc. (a)		121	5,064
VSE Corp.		110	11,259
			107,728

Diversified Financial Services - 3.9%
Acadian Asset Management, Inc.		221	5,507
Artisan Partners Asset Management, Inc. - Class A		370	16,535
BGC Group, Inc. - Class A (b)		2,080	19,843
Bread Financial Holdings, Inc. (b)		420	26,599
Cohen & Steers, Inc.		160	14,181
Dave, Inc. (a)		42	4,024
Enact Holdings, Inc.		221	7,465
Encore Capital Group, Inc. (a)		120	5,940
Enova International, Inc. (a)		140	15,725
EZCORP, Inc. - Class A (a)		460	5,525
Federal Agricultural Mortgage Corp. - Class C		70	13,845
Federated Hermes, Inc.		450	17,896
Guild Holdings Co. - Class A		130	1,642
International Money Express, Inc. (a)		220	4,160
LendingClub Corp. (a)		430	5,801
LendingTree, Inc. (a)		86	3,864
Moelis & Co. - Class A		560	43,842
Mr Cooper Group, Inc. (a)		320	33,219
Navient Corp.		400	5,468
Nelnet, Inc. - Class A		120	13,220
NerdWallet, Inc. - Class A (a)		251	3,584
Oppenheimer Holdings, Inc. - Class A		121	8,327
Paysign, Inc. (a)		851	2,264
Perella Weinberg Partners		300	7,746
Piper Sandler Cos.		112	35,520
PJT Partners, Inc. - Class A		140	23,096
Radian Group, Inc.		932	31,707
Regional Management Corp.		170	6,084
StepStone Group, Inc. - Class A		300	19,224
StoneX Group, Inc. (a)		140	15,333
Upstart Holdings, Inc. (a)		452	29,265
Velocity Financial, Inc. (a)		250	4,635
Victory Capital Holdings, Inc. - Class A		240	15,883
Virtu Financial, Inc. - Class A		480	19,229
Western Union Co.		1,411	14,562
WisdomTree, Inc.		610	5,972
World Acceptance Corp. (a)		31	4,376
			511,108

Electric - 1.4%
ALLETE, Inc.		411	26,970
Altus Power, Inc. (a)		941	3,792
Ameresco, Inc. - Class A (a)		301	6,812
Avista Corp.		461	16,882
Black Hills Corp.		451	26,487
Clearway Energy, Inc. - Class A		530	13,001
Hawaiian Electric Industries, Inc. (a)		795	7,266
MGE Energy, Inc.		191	17,161
Northwestern Energy Group, Inc.		212	11,429
Oklo, Inc. (a)		275	11,443
Otter Tail Corp.		240	18,490
TXNM Energy, Inc.		480	23,208
			182,941

Electrical Components & Equipment - 0.7%
American Superconductor Corp. (a)		235	6,174
Belden, Inc.		240	27,953
Energizer Holdings, Inc.		460	15,635
EnerSys		242	23,491
Powell Industries, Inc.		62	14,866
			88,119

Electronics - 2.2%
Advanced Energy Industries, Inc.		252	29,000
Applied Optoelectronics, Inc. (a)(b)		202	5,640
Atmus Filtration Technologies, Inc.		450	18,819
Avnet, Inc.		460	23,764
Badger Meter, Inc.		70	14,974
Bel Fuse, Inc. - Class B		40	3,244
Benchmark Electronics, Inc.		291	12,414
CTS Corp.		130	6,642
Enovix Corp. (a)(b)		600	7,236
ESCO Technologies, Inc.		140	18,584
Itron, Inc. (a)		171	18,359
Kimball Electronics, Inc. (a)		270	4,909
Knowles Corp. (a)		711	13,459
Kopin Corp. (a)		3,091	5,378
MicroVision, Inc. (a)		2,601	4,136
Mirion Technologies, Inc. (a)		832	13,179
Napco Security Technologies, Inc.		292	10,716
Plexus Corp. (a)		141	19,981
Sanmina Corp. (a)		311	26,040
Stoneridge, Inc. (a)		491	2,538
TTM Technologies, Inc. (a)		434	10,672
Vicor Corp. (a)		111	5,676
Vishay Intertechnology, Inc.		870	14,729
			290,089

Energy-Alternate Sources - 0.5%
Array Technologies, Inc. (a)		590	4,325
Eos Energy Enterprises, Inc. (a)		1,360	7,806
Fluence Energy, Inc. (a)		421	5,477
Freyr Battery, Inc. (a)		2,671	5,021
FuelCell Energy, Inc. (a)		292	2,243
Gevo, Inc. (a)		2,301	4,050
Plug Power, Inc. (a)		5,882	10,940
REX American Resources Corp. (a)		240	10,013
SolarEdge Technologies, Inc. (a)		251	3,288
Sunrun, Inc. (a)		675	6,109
XPLR Infrastructure LP		526	5,544
			64,816

Engineering & Construction - 1.8%
Arcosa, Inc.		251	25,426
Centuri Holdings, Inc. (a)		241	5,370
Construction Partners, Inc. - Class A (a)		220	17,688
Dycom Industries, Inc. (a)		170	32,157
Frontdoor, Inc. (a)		410	24,551
Granite Construction, Inc.		270	23,798
Great Lakes Dredge & Dock Corp. (a)		420	4,616
IES Holdings, Inc. (a)		111	24,562
Latham Group, Inc. (a)		421	3,073
Limbach Holdings, Inc. (a)		62	5,734
MYR Group, Inc. (a)		91	12,883
NV5 Global, Inc. (a)		280	5,275
Primoris Services Corp.		290	22,263
Sterling Infrastructure, Inc. (a)		182	25,921
Tutor Perini Corp. (a)		302	7,275
			240,592

Entertainment - 1.5%
AMC Entertainment Holdings, Inc. - Class A (a)		1,620	5,038
Atlanta Braves Holdings, Inc. - Class C (a)		281	10,889
Bally's Corp. (a)		191	3,472
Cinemark Holdings, Inc. (a)		560	16,033
Everi Holdings, Inc. (a)		362	4,938
Genius Sports Ltd. (a)		1,040	9,183
Golden Entertainment, Inc.		160	5,238
Lions Gate Entertainment Corp. - Class A (a)		441	3,462
Lions Gate Entertainment Corp. - Class B (a)		1,222	8,578
Madison Square Garden Entertainment Corp. (a)		241	8,758
Madison Square Garden Sports Corp. (a)		80	17,590
Marriott Vacations Worldwide Corp.		160	13,883
Penn Entertainment, Inc. (a)		970	19,982
Pursuit Attractions and Hospitality, Inc. (a)		151	5,964
Red Rock Resorts, Inc. - Class A		391	19,179
Rush Street Interactive, Inc. (a)		231	3,368
Six Flags Entertainment Corp.		550	24,250
United Parks & Resorts, Inc. (a)		200	10,512
Webtoon Entertainment, Inc. (a)		210	2,677
			192,994

Environmental Control - 0.2%
CECO Environmental Corp. (a)		321	9,091
Energy Recovery, Inc. (a)		181	2,595
Enviri Corp. (a)		420	4,024
LanzaTech Global, Inc. (a)		652	614
Pure Cycle Corp. (a)		451	5,299
PureCycle Technologies, Inc. (a)		791	7,364
			28,987

Food - 1.0%
B&G Foods, Inc.		680	4,406
Beyond Meat, Inc. (a)(b)		360	1,426
Calavo Growers, Inc.		131	2,998
Cal-Maine Foods, Inc.		180	19,422
Chefs' Warehouse, Inc. (a)		156	8,402
Grocery Outlet Holding Corp. (a)		620	10,038
Hain Celestial Group, Inc. (a)		340	1,720
Ingles Markets, Inc. - Class A		180	11,920
J & J Snack Foods Corp.		90	12,351
Lifeway Foods, Inc. (a)		90	2,074
Mission Produce, Inc. (a)		381	4,530
Simply Good Foods Co. (a)		601	22,838
SpartanNash Co.		240	4,375
United Natural Foods, Inc. (a)		331	9,844
Utz Brands, Inc.		330	4,409
Weis Markets, Inc.		80	5,405
WK Kellogg Co.		470	7,797
			133,955

Forest Products & Paper - 0.1%
Sylvamo Corp.		230	18,423

Gas - 0.5%
Chesapeake Utilities Corp.		22	2,689
Northwest Natural Holding Co.		171	6,826
ONE Gas, Inc.		390	27,550
Spire, Inc.		460	32,642
			69,707

Hand/Machine Tools - 0.4%
Cadre Holdings, Inc.		100	3,855
Enerpac Tool Group Corp.		350	15,816
Franklin Electric Co., Inc.		140	13,999
Kennametal, Inc.		740	17,723
			51,393

Healthcare-Products - 3.5%
10X Genomics, Inc. - Class A (a)		611	9,165
Accuray, Inc. (a)		1,661	3,704
AngioDynamics, Inc. (a)		631	7,200
Artivion, Inc. (a)		241	7,461
AtriCure, Inc. (a)		351	13,994
Avanos Medical, Inc. (a)		240	4,133
Avita Medical, Inc. (a)		260	2,366
Axogen, Inc. (a)		460	8,377
BioLife Solutions, Inc. (a)		442	12,069
Bioventus, Inc. - Class A (a)		191	2,040
Butterfly Network, Inc. (a)		1,240	4,948
Castle Biosciences, Inc. (a)		160	4,523
ClearPoint Neuro, Inc. (a)		51	890
Enovis Corp. (a)		482	22,644
Envista Holdings Corp. (a)		1,480	30,370
Fractyl Health, Inc. (a)		810	1,490
Haemonetics Corp. (a)(b)		370	25,549
ICU Medical, Inc. (a)		160	26,298
Inari Medical, Inc. (a)		190	15,137
Integer Holdings Corp. (a)		271	38,542
Integra LifeSciences Holdings Corp. (a)		560	14,616
iRadimed Corp.		150	8,882
iRhythm Technologies, Inc. (a)		93	10,123
MiMedx Group, Inc. (a)		680	5,916
Neogen Corp. (a)		445	5,100
NeuroPace, Inc. (a)		196	2,697
Nevro Corp. (a)		1,580	8,011
Novocure Ltd. (a)		345	8,459
Omnicell, Inc. (a)		330	14,847
OraSure Technologies, Inc. (a)		961	3,863
Orchestra BioMed Holdings, Inc. (a)		411	2,154
Orthofix Medical, Inc. (a)		241	4,418
Pacific Biosciences of California, Inc. (a)		1,580	2,433
Patterson Cos., Inc.		590	18,260
PROCEPT BioRobotics Corp. (a)		130	9,425
Quantum-Si, Inc. (a)		4,050	8,019
RxSight, Inc. (a)		55	1,863
Sanara Medtech, Inc. (a)		121	4,396
Sera Prognostics, Inc. - Class A (a)		341	2,206
STAAR Surgical Co. (a)		460	11,127
Stereotaxis, Inc. (a)		1,540	3,727
Surmodics, Inc. (a)		81	2,757
Tactile Systems Technology, Inc. (a)		581	10,173
Tandem Diabetes Care, Inc. (a)		224	8,301
TransMedics Group, Inc. (a)(b)		102	6,890
Treace Medical Concepts, Inc. (a)		1,110	11,155
Twist Bioscience Corp. (a)		300	15,711
Varex Imaging Corp. (a)		662	9,096
			455,525

Healthcare-Services - 1.9%
23andMe Holding Co. - Class A (a)		371	1,150
Addus HomeCare Corp. (a)		110	13,768
Amedisys, Inc. (a)		191	17,667
Astrana Health, Inc. (a)		111	4,092
Auna SA - Class A (a)		431	3,728
BrightSpring Health Services, Inc. (a)		301	7,103
Brookdale Senior Living, Inc. (a)		1,260	5,834
Clover Health Investments Corp. (a)		2,192	9,623
Concentra Group Holdings Parent, Inc.		562	13,100
CorVel Corp. (a)		150	17,377
DocGo, Inc. (a)		971	4,748
Fortrea Holdings, Inc. (a)		202	3,396
Fulgent Genetics, Inc. (a)		220	3,661
GeneDx Holdings Corp. (a)		66	4,940
Ginkgo Bioworks Holdings, Inc. (a)		280	3,741
Innovage Holding Corp. (a)		561	2,132
LifeStance Health Group, Inc. (a)		500	3,985
ModivCare, Inc. (a)		140	560
National HealthCare Corp.		100	10,267
Oscar Health, Inc. - Class A (a)		696	11,554
PACS Group, Inc. (a)		62	901
Pediatrix Medical Group, Inc. (a)		401	5,606
Pennant Group, Inc. (a)		270	7,147
Personalis, Inc. (a)		204	1,065
RadNet, Inc. (a)		472	30,902
Select Medical Holdings Corp.		700	13,769
Sonida Senior Living, Inc. (a)		90	2,078
Sotera Health Co. (a)		880	12,065
Surgery Partners, Inc. (a)		406	10,349
Teladoc Health, Inc. (a)		1,450	14,732
US Physical Therapy, Inc.		111	9,847
			250,887

Home Builders - 1.2%
Beazer Homes USA, Inc. (a)		161	3,568
Cavco Industries, Inc. (a)		40	20,346
Century Communities, Inc.		241	18,407
Champion Homes, Inc. (a)		111	10,249
Dream Finders Homes, Inc. - Class A (a)		262	6,044
Forestar Group, Inc. (a)		130	3,102
Green Brick Partners, Inc. (a)		260	15,722
LCI Industries		170	17,814
LGI Homes, Inc. (a)		130	11,606
M/I Homes, Inc. (a)		182	22,896
Tri Pointe Homes, Inc. (a)		570	21,010
			150,764

Home Furnishings - 0.2%
Daktronics, Inc. (a)		261	4,283
Ethan Allen Interiors, Inc.		181	5,614
iRobot Corp. (a)		330	2,538
Lovesac Co. (a)		102	2,607
Sonos, Inc. (a)		730	10,067
Traeger, Inc. (a)		1,041	2,540
			27,649

Household Products/Wares - 0.4%
ACCO Brands Corp.		1,061	5,581
Helen of Troy Ltd. (a)		160	9,885
Quanex Building Products Corp.		410	8,610
Spectrum Brands Holdings, Inc.		181	15,305
WD-40 Co.		71	16,681
			56,062

Housewares - 0.3%
Newell Brands, Inc.		2,281	22,719
Scotts Miracle-Gro Co.		221	15,682
			38,401

Insurance - 2.6%
American Coastal Insurance Corp.		211	2,572
Assured Guaranty Ltd.		281	26,583
Baldwin Insurance Group, Inc. - Class A (a)		380	15,561
Bowhead Specialty Holdings, Inc. (a)		220	7,113
Brighthouse Financial, Inc. (a)		360	22,216
CNO Financial Group, Inc.		631	25,202
Donegal Group, Inc. - Class A		401	5,947
Enstar Group Ltd. (a)		70	22,889
Genworth Financial, Inc. (a)		1,262	9,124
Global Indemnity Group LLC - Class A (b)		60	2,158
Goosehead Insurance, Inc. - Class A		120	12,860
Hagerty, Inc. - Class A (a)		490	4,748
Hamilton Insurance Group Ltd. - Class B (a)		161	3,080
HCI Group, Inc.		40	4,877
Hippo Holdings, Inc. (a)		160	4,480
Horace Mann Educators Corp.		231	8,924
Kemper Corp.		360	24,185
Kingsway Financial Services, Inc. (a)		231	1,871
Lemonade, Inc. (a)		450	14,958
Mercury General Corp. (b)		170	8,473
NMI Holdings, Inc. - Class A (a)		561	21,666
ProAssurance Corp. (a)		320	4,787
Root, Inc./OH - Class A (a)		40	3,900
Safety Insurance Group, Inc.		91	7,190
Selectquote, Inc. (a)		691	2,978
SiriusPoint Ltd. (a)		431	6,275
Stewart Information Services Corp.		251	16,363
Trupanion, Inc. (a)		210	9,962
United Fire Group, Inc.		240	5,954
Universal Insurance Holdings, Inc.		211	4,081
White Mountains Insurance Group Ltd.		11	21,257
			332,234

Internet - 1.9%
Angi, Inc. (a)		1,271	2,288
AudioEye, Inc. (a)		64	1,212
Bumble, Inc. - Class A (a)		641	5,199
Cargurus, Inc. (a)		390	15,288
Chewy, Inc. - Class A (a)		275	10,719
Cogent Communications Holdings, Inc.		300	22,602
Couchbase, Inc. (a)		221	3,921
ePlus, Inc. (a)		190	15,181
Figs, Inc. - Class A (a)		1,020	5,804
Getty Images Holdings, Inc. (a)		841	2,145
HealthStream, Inc.		331	10,807
Hims & Hers Health, Inc. (a)		900	33,552
LifeMD, Inc. (a)		490	2,729
Magnite, Inc. (a)		261	4,489
MediaAlpha, Inc. - Class A (a)		84	957
OptimizeRx Corp. (a)		570	3,163
Q2 Holdings, Inc. (a)		340	32,358
QuinStreet, Inc. (a)		191	4,519
RealReal, Inc. (a)		580	5,533
Revolve Group, Inc. (a)(b)		302	9,537
Rumble, Inc. (a)		430	5,323
Serve Robotics, Inc. (a)(b)		140	2,323
Shutterstock, Inc.		143	4,221
Sprinklr, Inc. - Class A (a)		810	7,217
TripAdvisor, Inc. (a)		640	11,238
Upwork, Inc. (a)		651	10,260
Vivid Seats, Inc. - Class A (a)(b)		1,090	4,687
Yelp, Inc. (a)		271	10,824
			248,096

Investment Companies - 0.8%
Bit Digital, Inc. (a)		840	2,646
Bitdeer Technologies Group - Class A (a)		271	5,019
Cannae Holdings, Inc.		291	5,750
Cipher Mining, Inc. (a)		992	5,684
Cleanspark, Inc. (a)		1,302	13,593
Core Scientific, Inc. (a)		951	11,669
MARA Holdings, Inc. (a)		1,580	28,977
Riot Platforms, Inc. (a)		1,690	20,077
Terawulf, Inc. (a)		860	4,103
			97,518

Iron/Steel - 0.0%(c)
Radius Recycling, Inc.		190	2,282

Leisure Time - 0.6%
Acushnet Holdings Corp.		200	13,064
Global Business Travel Group I (a)		381	3,360
Lindblad Expeditions Holdings, Inc. (a)		320	4,070
Lucky Strike Entertainment Corp. (b)		281	2,993
Malibu Boats, Inc. - Class A (a)		110	4,212
OneSpaWorld Holdings Ltd.		391	8,352
Peloton Interactive, Inc. - Class A (a)		2,010	15,578
Sabre Corp. (a)		2,100	7,035
Topgolf Callaway Brands Corp. (a)		1,251	9,833
Xponential Fitness, Inc. - Class A (a)		200	3,346
			71,843

Lodging - 0.2%
Travel + Leisure Co.		420	22,831

Machinery-Construction & Mining - 0.6%
Argan, Inc.		61	8,345
Astec Industries, Inc.		161	5,620
Babcock & Wilcox Enterprises, Inc. (a)		970	1,319
Bloom Energy Corp. - Class A (a)(b)		891	21,010
Hyster-Yale, Inc.		61	3,259
NANO Nuclear Energy, Inc. (a)		120	4,634
Net Power, Inc. (a)		451	3,874
NuScale Power Corp. (a)		440	10,490
Terex Corp.		390	18,755
			77,306

Machinery-Diversified - 1.1%
Alamo Group, Inc.		90	16,700
Cactus, Inc. - Class A		250	14,928
Columbus McKinnon Corp./NY		351	12,783
Gates Industrial Corp. PLC (a)		1,230	25,449
GrafTech International Ltd. (a)		1,561	2,341
Kadant, Inc.		100	37,290
Lindsay Corp.		50	6,710
Mueller Water Products, Inc. - Class A		650	14,950
Symbotic, Inc. (a)(b)		201	5,899
Thermon Group Holdings, Inc. (a)		351	9,716
			146,766

Media - 0.5%
Altice USA, Inc. - Class A (a)		1,301	3,656
AMC Networks, Inc. - Class A (a)		390	3,756
Cable One, Inc.		30	9,120
Gannett Co., Inc. (a)		631	2,852
Gray Media, Inc.		790	2,955
iHeartMedia, Inc. - Class A (a)		1,292	2,868
Liberty Latin America Ltd. - Class A (a)		141	871
Liberty Latin America Ltd. - Class C (a)		521	3,194
Sinclair, Inc.		240	3,516
Sphere Entertainment Co. (a)		170	7,922
TEGNA, Inc.		1,030	18,767
Urban One, Inc. (a)		1,850	2,497
			61,974

Metal Fabricate/Hardware - 0.6%
Helios Technologies, Inc.		230	10,260
Hillman Solutions Corp. (a)		1,350	13,500
Janus International Group, Inc. (a)		980	8,124
Mayville Engineering Co., Inc. (a)		140	2,219
Proto Labs, Inc. (a)		180	7,511
Ryerson Holding Corp.		210	4,696
Standex International Corp.		51	9,318
Worthington Steel, Inc.		170	4,939
Xometry, Inc. - Class A (a)		350	11,623
			72,190

Mining - 0.8%
Atlas Lithium Corp. (a)		301	1,881
Centrus Energy Corp. - Class A (a)		100	8,230
Century Aluminum Co. (a)		251	4,588
Coeur Mining, Inc. (a)		1,391	9,181
Dakota Gold Corp. (a)		1,670	3,707
First Majestic Silver Corp.		561	3,197
Hecla Mining Co.		3,922	22,277
Ivanhoe Electric, Inc. / US (a)		431	2,551
Kaiser Aluminum Corp.		62	4,340
McEwen Mining, Inc. (a)		341	2,810
MP Materials Corp. (a)		630	13,835
Perpetua Resources Corp. (a)		580	6,844
United States Lime & Minerals, Inc.		60	6,635
Uranium Energy Corp. (a)		2,580	18,215
			108,291

Miscellaneous Manufacturing - 0.6%
Federal Signal Corp.		200	19,662
Hillenbrand, Inc.		460	15,635
JBT Marel Corp.		140	18,620
Materion Corp.		111	11,211
Sight Sciences, Inc. (a)		262	734
Smith & Wesson Brands, Inc.		390	4,091
Trinity Industries, Inc.		380	14,376
			84,329

Multi-National - 0.1%
Banco Latinoamericano de Comercio Exterior SA - Class E		171	6,460

Office Furnishings - 0.2%
HNI Corp.		222	11,067
Interface, Inc.		300	7,428
Steelcase, Inc. - Class A		481	5,522
			24,017

Office-Business Equipment - 0.2%
Pitney Bowes, Inc.		1,262	11,245
Xerox Holdings Corp.		932	7,959
			19,204

Oil & Gas - 2.0%
California Resources Corp.		671	33,013
CNX Resources Corp. (a)		1,070	29,297
Comstock Resources, Inc. (a)		802	14,885
Crescent Energy Co. - Class A		631	9,503
CVR Energy, Inc.		462	8,755
Gulfport Energy Corp. (a)		130	23,206
Helmerich & Payne, Inc.		426	13,457
Kosmos Energy Ltd. (a)		1,782	5,667
Landbridge Co. LLC - Class A		110	7,136
Nabors Industries Ltd. (a)		52	2,975
Northern Oil & Gas, Inc. (b)		320	11,504
Par Pacific Holdings, Inc. (a)		800	13,376
Patterson-UTI Energy, Inc.		1,096	8,845
SandRidge Energy, Inc.		600	7,110
Seadrill Ltd. (a)		313	11,318
Sitio Royalties Corp. - Class A		600	12,084
Talos Energy, Inc. (a)		900	8,928
Tamboran Resources Corp. (a)		181	4,344
Viper Energy, Inc.		531	24,904
Vital Energy, Inc. (a)		200	6,380
			256,687

Oil & Gas Services - 1.2%
Archrock, Inc.		510	14,326
Aris Water Solutions, Inc. - Class A		262	6,689
Bristow Group, Inc. (a)		121	4,038
Civeo Corp.		170	4,002
Core Laboratories, Inc.		311	5,278
DMC Global, Inc. (a)		362	2,947
DNOW, Inc. (a)		780	11,606
Forum Energy Technologies, Inc. (a)		290	5,255
Innovex International, Inc. (a)		340	5,297
Kodiak Gas Services, Inc.		331	15,484
Liberty Energy, Inc.		232	4,248
Matrix Service Co. (a)		282	3,824
Nine Energy Service, Inc. (a)		2,673	3,101
Oceaneering International, Inc. (a)		870	21,619
ProFrac Holding Corp. - Class A (a)		650	4,725
ProPetro Holding Corp. (a)		711	6,314
RPC, Inc.		582	3,568
Select Water Solutions, Inc.		1,091	13,637
Solaris Energy Infrastructure, Inc.		301	8,214
TETRA Technologies, Inc. (a)		1,290	5,353
Tidewater, Inc. (a)		106	5,842
			155,367

Packaging & Containers - 0.2%
Ardagh Metal Packaging SA		1,390	3,850
Pactiv Evergreen, Inc.		351	6,227
Ranpak Holdings Corp. (a)		450	3,294
TriMas Corp.		291	7,071
			20,442

Pharmaceuticals - 1.8%
ACELYRIN, Inc. (a)		363	715
AdaptHealth Corp. (a)		720	7,790
Agios Pharmaceuticals, Inc. (a)		135	4,643
Akebia Therapeutics, Inc. (a)		1,621	3,631
Amneal Pharmaceuticals, Inc. (a)		880	7,269
Amphastar Pharmaceuticals, Inc. (a)		180	6,277
Aquestive Therapeutics, Inc. (a)		441	1,332
Arvinas, Inc. (a)		430	7,572
Assertio Holdings, Inc. (a)		2,340	1,878
Catalyst Pharmaceuticals, Inc. (a)		600	13,536
Corcept Therapeutics, Inc. (a)		531	35,535
CorMedix, Inc. (a)		400	4,108
Enanta Pharmaceuticals, Inc. (a)		103	526
Enliven Therapeutics, Inc. (a)		101	2,208
Fulcrum Therapeutics, Inc. (a)		630	2,495
Gyre Therapeutics, Inc. (a)		93	1,070
Harrow, Inc. (a)		153	4,700
Heron Therapeutics, Inc. (a)		750	1,275
Ironwood Pharmaceuticals, Inc. (a)		901	2,108
KalVista Pharmaceuticals, Inc. (a)		281	2,504
Lyell Immunopharma, Inc. (a)		2,912	1,719
MannKind Corp. (a)		2,040	11,812
Mirum Pharmaceuticals, Inc. (a)		321	15,690
Ocular Therapeutix, Inc. (a)		791	6,091
Pacira BioSciences, Inc. (a)		310	8,162
Premier, Inc. - Class A		30	680
Protagonist Therapeutics, Inc. (a)(b)		371	14,024
Revance Therapeutics, Inc. (a)		508	1,844
Rhythm Pharmaceuticals, Inc. (a)		362	21,514
scPharmaceuticals, Inc. (a)		721	2,394
Senseonics Holdings, Inc. (a)		9,380	9,012
Spyre Therapeutics, Inc. (a)		280	6,437
Supernus Pharmaceuticals, Inc. (a)		330	12,662
Vanda Pharmaceuticals, Inc. (a)		840	3,704
Xeris Biopharma Holdings, Inc. (a)		1,130	4,023
Y-mAbs Therapeutics, Inc. (a)		135	806
			231,746

Pipelines - 0.4%
Excelerate Energy, Inc. - Class A		212	6,332
Golar LNG Ltd.		410	16,707
New Fortress Energy, Inc. (b)		615	9,225
NextDecade Corp. (a)		1,141	9,676
Summit Midstream Corp. (a)		90	3,739
			45,679

Private Equity - 0.0%(c)
Bridge Investment Group Holdings, Inc. - Class A		531	4,253

Real Estate - 0.3%
Belpointe Prep LLC (a)		51	3,136
Five Point Holdings LLC - Class A (a)		442	2,904
Kennedy-Wilson Holdings, Inc.		510	4,616
McGrath RentCorp		150	18,401
Newmark Group, Inc. - Class A		1,132	15,995
			45,052

Retail - 5.2%
Academy Sports & Outdoors, Inc.		124	6,486
Advance Auto Parts, Inc.		276	13,386
American Eagle Outfitters, Inc.		600	9,684
America's Car-Mart, Inc./TX (a)		180	8,764
Arko Corp.		412	2,913
Asbury Automotive Group, Inc. (a)		72	21,361
Beacon Roofing Supply, Inc. (a)		292	34,555
Biglari Holdings, Inc. - Class B (a)		21	4,872
BJ's Restaurants, Inc. (a)		161	5,827
Blink Charging Co. (a)		1,232	1,503
Bloomin' Brands, Inc.		570	7,159
BlueLinx Holdings, Inc. (a)		102	10,994
Boot Barn Holdings, Inc. (a)		212	34,100
Brinker International, Inc. (a)		165	30,025
Buckle, Inc.		281	13,378
Build-A-Bear Workshop, Inc.		102	4,319
Caleres, Inc. (b)		290	5,316
Cato Corp. - Class A		342	1,146
Cheesecake Factory, Inc. (b)		331	18,586
Children's Place, Inc. (a)		172	1,684
Clean Energy Fuels Corp. (a)		3,210	10,625
Cracker Barrel Old Country Store, Inc.		140	9,097
Designer Brands, Inc. - Class A		921	4,633
Dutch Bros, Inc. - Class A (a)		456	28,509
EVgo, Inc. (a)		630	2,186
First Watch Restaurant Group, Inc. (a)		330	6,923
FirstCash Holdings, Inc.		261	28,488
Foot Locker, Inc. (a)		190	3,810
GMS, Inc. (a)		301	25,386
Group 1 Automotive, Inc. (b)		64	29,215
Guess?, Inc. (b)		482	6,223
Haverty Furniture Cos., Inc.		202	4,531
Jack in the Box, Inc.		120	4,703
Kohl's Corp.		932	12,312
Kura Sushi USA, Inc. - Class A (a)(b)		40	3,200
La-Z-Boy, Inc.		281	13,263
Leslie's, Inc. (a)		1,940	3,919
National Vision Holdings, Inc. (a)		861	9,815
Noodles & Co. (a)		1,531	2,281
Nordstrom, Inc.		630	15,246
ODP Corp. (a)		300	6,780
Ollie's Bargain Outlet Holdings, Inc. (a)		391	43,600
OneWater Marine, Inc. - Class A (a)		171	3,090
Papa John's International, Inc.		251	9,932
Patrick Industries, Inc.		120	11,657
PC Connection, Inc.		80	5,938
Portillo's, Inc. - Class A (a)		321	4,465
PriceSmart, Inc.		160	14,555
Sally Beauty Holdings, Inc. (a)		1,071	11,642
Shake Shack, Inc. - Class A (a)(b)		200	23,626
Signet Jewelers Ltd.		142	8,411
Sonic Automotive, Inc. - Class A		91	6,757
Sweetgreen, Inc. - Class A (a)(b)		551	18,139
Tilly's, Inc. - Class A (a)		692	2,996
Urban Outfitters, Inc. (a)		71	3,935
Victoria's Secret & Co. (a)		401	14,580
Warby Parker, Inc. - Class A (a)		530	14,686
Winmark Corp.		31	12,077
Zumiez, Inc. (a)		160	2,554
			679,843

Savings & Loans - 1.1%
Axos Financial, Inc. (a)		330	23,077
Banc of California, Inc.		940	15,059
Capitol Federal Financial, Inc.		901	5,361
Flagstar Financial, Inc. (b)		1,900	22,477
Flushing Financial Corp.		341	4,757
Home Bancorp, Inc.		141	7,078
Pacific Premier Bancorp, Inc.		600	15,540
Provident Financial Services, Inc.		790	14,670
Timberland Bancorp, Inc./WA		201	6,034
WaFd, Inc.		440	13,059
WSFS Financial Corp.		351	19,656
			146,768

Semiconductors - 1.8%
ACM Research, Inc. - Class A (a)		120	2,466
Aehr Test Systems (a)(b)		210	2,379
Alpha & Omega Semiconductor Ltd. (a)		162	6,224
Ambarella, Inc. (a)		250	19,180
Axcelis Technologies, Inc. (a)		166	11,288
CEVA, Inc. (a)		102	3,286
Cohu, Inc. (a)		230	5,269
Diodes, Inc. (a)		281	16,573
FormFactor, Inc. (a)(b)		260	10,413
Impinj, Inc. (a)		62	7,867
IPG Photonics Corp. (a)		160	11,733
Kulicke & Soffa Industries, Inc.		510	22,619
MaxLinear, Inc. (a)		290	5,179
Ouster, Inc. (a)		310	3,088
Photronics, Inc. (a)		410	9,426
Semtech Corp. (a)		300	20,088
Silicon Laboratories, Inc. (a)		192	26,033
SiTime Corp. (a)		102	20,828
Synaptics, Inc. (a)(b)		271	23,008
Ultra Clean Holdings, Inc. (a)		210	7,743
Wolfspeed, Inc. (a)		750	4,598
			239,288

Software - 7.4%
8x8, Inc. (a)		1,421	3,979
ACI Worldwide, Inc. (a)		382	20,456
ACV Auctions, Inc. - Class A (a)		234	4,951
Adeia, Inc.		630	8,096
Agilysys, Inc. (a)		97	8,751
Alkami Technology, Inc. (a)		122	4,244
Altair Engineering, Inc. - Class A (a)		300	33,105
Amplitude, Inc. - Class A (a)		581	7,077
Appfolio, Inc. - Class A (a)		151	35,320
Appian Corp. - Class A (a)		262	9,194
Asana, Inc. - Class A (a)		470	10,030
AvePoint, Inc. (a)		551	10,348
AvidXchange Holdings, Inc. (a)		860	9,116
Bandwidth, Inc. - Class A (a)		181	3,216
BigCommerce Holdings, Inc. (a)		681	4,147
Blackbaud, Inc. (a)		240	18,516
BlackLine, Inc. (a)		300	19,155
Blend Labs, Inc. - Class A (a)		1,200	4,620
Box, Inc. - Class A (a)		920	30,719
C3.ai, Inc. - Class A (a)		700	21,945
Clear Secure, Inc. - Class A		531	12,569
Clearwater Analytics Holdings, Inc. - Class A (a)		792	22,303
Concentrix Corp. (b)		290	15,161
Consensus Cloud Solutions, Inc. (a)		141	3,993
CSG Systems International, Inc.		82	4,821
Digi International, Inc. (a)		161	5,031
Digital Turbine, Inc. (a)		571	1,496
DigitalOcean Holdings, Inc. (a)		342	14,186
Donnelley Financial Solutions, Inc. (a)		190	12,610
DoubleVerify Holdings, Inc. (a)		750	15,458
Doximity, Inc. - Class A (a)		431	25,472
Evolent Health, Inc. - Class A (a)		381	3,982
Expensify, Inc. - Class A (a)		1,430	5,119
Fastly, Inc. - Class A (a)		900	9,423
Five9, Inc. (a)		500	20,495
Freshworks, Inc. - Class A (a)		980	18,228
GigaCloud Technology, Inc. - Class A (a)		91	1,940
HashiCorp, Inc. - Class A (a)		820	28,044
Ibotta, Inc. - Class A (a)		50	3,625
Innodata, Inc. (a)		151	5,599
Intapp, Inc. (a)		360	25,664
IonQ, Inc. (a)(b)		1,160	45,808
Jamf Holding Corp. (a)		310	4,684
JFrog Ltd. (a)		551	19,153
Klaviyo, Inc. - Class A (a)(b)		390	17,944
Life360, Inc. (a)		420	19,202
Matterport, Inc. (a)		702	3,657
Meridianlink, Inc. (a)		241	4,639
N-able, Inc./US (a)		430	4,167
nCino, Inc. (a)		480	16,325
Olo, Inc. - Class A (a)		1,041	7,683
ON24, Inc. (a)		761	5,243
PagerDuty, Inc. (a)		580	10,742
Paycor HCM, Inc. (a)		320	7,082
PDF Solutions, Inc. (a)		121	3,371
Planet Labs PBC (a)		1,520	9,272
Playtika Holding Corp.		640	4,589
Porch Group, Inc. (a)		1,222	5,438
Privia Health Group, Inc. (a)		661	15,104
Progress Software Corp.		242	13,874
PROS Holdings, Inc. (a)		240	5,669
PubMatic, Inc. - Class A (a)		280	4,234
QXO, Inc. (b)		2,081	27,657
RingCentral, Inc. - Class A (a)		420	14,624
Sapiens International Corp. NV		160	4,378
Schrodinger, Inc./United States (a)		31	777
SEMrush Holdings, Inc. - Class A (a)		611	10,656
Simulations Plus, Inc.		151	5,182
SoundHound AI, Inc. - Class A (a)		1,540	21,791
Sprout Social, Inc. - Class A (a)		421	13,754
Teradata Corp. (a)		491	15,668
Veritone, Inc. (a)		306	933
Vertex, Inc. - Class A (a)		250	14,438
Vimeo, Inc. (a)		1,350	9,059
Waystar Holding Corp. (a)		442	17,764
Weave Communications, Inc. (a)		310	5,059
Workiva, Inc. (a)		302	29,662
Yext, Inc. (a)		530	3,487
Zeta Global Holdings Corp. - Class A (a)		521	9,560
Zuora, Inc. - Class A (a)		530	5,289
			959,822

Telecommunications - 1.6%
A10 Networks, Inc.		411	8,060
ADTRAN Holdings, Inc. (a)		720	7,466
Applied Digital Corp. (a)(b)		840	5,981
AST SpaceMobile, Inc. (a)(b)		570	11,537
BlackSky Technology, Inc. (a)		570	8,544
Calix, Inc. (a)		460	18,253
Clearfield, Inc. (a)		100	3,649
CommScope Holding Co., Inc. (a)		1,181	5,964
DigitalBridge Group, Inc.		670	7,350
EchoStar Corp. - Class A (a)		350	9,681
Globalstar, Inc. (a)		4,920	7,528
Gogo, Inc. (a)		1,260	10,634
Harmonic, Inc. (a)		620	6,994
IDT Corp. - Class B		131	6,181
InterDigital, Inc.		131	23,970
Iridium Communications, Inc.		386	11,097
Powerfleet, Inc. NJ (a)		580	3,428
Ribbon Communications, Inc. (a)		1,291	5,293
Spok Holdings, Inc.		190	3,055
Telephone and Data Systems, Inc.		530	18,736
United States Cellular Corp. (a)		60	3,768
Viasat, Inc. (a)		376	3,617
Viavi Solutions, Inc. (a)		1,280	15,411
			206,197

Textiles - 0.1%
UniFirst Corp./MA		80	17,146

Toys/Games/Hobbies - 0.0%(c)
Funko, Inc. - Class A (a)		181	2,534

Transportation - 1.6%
Air Transport Services Group, Inc. (a)		280	6,222
ArcBest Corp.		151	14,437
Costamare, Inc.		520	6,063
Euroseas Ltd.		90	2,791
Forward Air Corp. (a)		162	5,225
Frontline PLC		360	6,235
Global Ship Lease, Inc. - Class A		112	2,417
Hub Group, Inc. - Class A		391	17,443
Marten Transport Ltd.		771	11,873
Matson, Inc.		242	34,328
Navigator Holdings Ltd.		980	16,278
Radiant Logistics, Inc. (a)		441	3,096
RXO, Inc. (a)		630	16,159
Safe Bulkers, Inc.		1,150	4,082
Schneider National, Inc. - Class B		270	8,032
Scorpio Tankers, Inc.		130	6,191
SFL Corp. Ltd.		2,222	23,442
Star Bulk Carriers Corp.		311	4,780
StealthGas, Inc. (a)		1,251	7,056
Universal Logistics Holdings, Inc.		122	5,395
Werner Enterprises, Inc.		301	10,866
			212,411

Trucking & Leasing - 0.3%
GATX Corp.		120	19,856
Greenbrier Cos., Inc.		200	13,252
			33,108

Water - 0.3%
American States Water Co.		200	14,900
California Water Service Group		300	13,587
Global Water Resources, Inc.		350	4,025
Middlesex Water Co.		91	4,608
SJW Group		111	5,576
			42,696
TOTAL COMMON STOCKS (Cost $11,339,017)			11,548,840

REAL ESTATE INVESTMENT TRUSTS - 7.0%		Shares	Value
Commercial Services - 0.2%
CoreCivic, Inc. (a)		750	15,345
GEO Group, Inc. (a)		567	17,866
			33,211

Investment Companies - 0.2%
HA Sustainable Infrastructure Capital, Inc. (b)		730	20,447

REITS - 6.6%
Acadia Realty Trust		640	14,746
Alexander & Baldwin, Inc.		441	7,872
Alexander's, Inc.		21	3,989
Alpine Income Property Trust, Inc.		340	5,732
American Healthcare REIT, Inc.		692	19,577
Apartment Investment and Management Co. - Class A		1,361	12,303
Apollo Commercial Real Estate Finance, Inc.		2,051	18,172
Apple Hospitality REIT, Inc. (b)		782	12,074
Arbor Realty Trust, Inc.		1,271	17,019
Armada Hoffler Properties, Inc.		710	6,944
ARMOUR Residential REIT, Inc.		270	5,081
Blackstone Mortgage Trust, Inc. - Class A (b)		741	13,338
BrightSpire Capital, Inc.		900	5,067
Broadstone Net Lease, Inc.		1,041	16,385
CareTrust REIT, Inc.		990	26,235
CBL & Associates Properties, Inc.		270	8,265
Centerspace		71	4,313
Chimera Investment Corp.		600	8,934
Community Healthcare Trust, Inc.		281	5,572
COPT Defense Properties		570	16,781
CTO Realty Growth, Inc.		340	6,674
Curbline Properties Corp.		520	12,724
DiamondRock Hospitality Co.		1,560	13,697
Douglas Emmett, Inc.		920	16,891
Dynex Capital, Inc.		431	5,719
Ellington Financial, Inc.		621	7,800
Elme Communities		700	10,682
Empire State Realty Trust, Inc. - Class A		1,200	11,472
EPR Properties		370	17,057
Essential Properties Realty Trust, Inc.		1,360	43,656
Farmland Partners, Inc.		460	5,368
Four Corners Property Trust, Inc.		612	16,787
Gladstone Land Corp.		450	4,887
Highwoods Properties, Inc.		530	15,789
Innovative Industrial Properties, Inc.		160	11,469
InvenTrust Properties Corp.		240	7,138
KKR Real Estate Finance Trust, Inc.		430	4,291
Ladder Capital Corp.		721	8,082
LXP Industrial Trust		2,832	23,562
Macerich Co.		1,402	29,134
Medical Properties Trust, Inc.		2,605	12,217
NET Lease Office Properties (a)		110	3,511
NETSTREIT Corp.		520	7,530
NexPoint Residential Trust, Inc.		171	6,751
One Liberty Properties, Inc.		230	5,904
Orchid Island Capital, Inc.		611	5,102
Orion Office REIT, Inc.		491	1,989
Outfront Media, Inc.		1,007	18,524
Paramount Group, Inc.		1,071	5,237
Park Hotels & Resorts, Inc.		1,491	20,114
Pebblebrook Hotel Trust		1,030	13,524
Phillips Edison & Co., Inc.		791	28,737
Piedmont Office Realty Trust, Inc. - Class A		591	5,165
Postal Realty Trust, Inc. - Class A		431	5,672
PotlatchDeltic Corp.		380	16,997
Ready Capital Corp.		1,801	11,977
Retail Opportunity Investments Corp.		1,180	20,615
RLJ Lodging Trust		702	6,845
Sabra Health Care REIT, Inc.		1,351	22,575
Saul Centers, Inc.		161	5,880
SL Green Realty Corp. (b)		411	27,697
Sunstone Hotel Investors, Inc.		1,551	17,573
Tanger, Inc.		800	26,256
TPG RE Finance Trust, Inc.		450	3,784
UMH Properties, Inc.		710	12,773
Uniti Group, Inc.		1,590	8,666
Urban Edge Properties		960	19,526
Veris Residential, Inc.		340	5,420
Xenia Hotels & Resorts, Inc. (b)		482	7,211
			855,050
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $931,829)			908,708

PURCHASED OPTIONS - 1.7%	Notional Amount	Contracts	Value
Put Options - 1.7%			$–
iShares Russell 2000 ETF (d)(e)(f)		–	$–
Expiration: 03/31/2025; Exercise Price: $195.00	$3,216,016	142	$ 12,638
Expiration: 06/30/2025; Exercise Price: $195.00	3,216,016	142	35,500
Expiration: 09/30/2025; Exercise Price: $200.00	3,283,960	145	75,400
Expiration: 12/31/2025; Exercise Price: $200.00	3,397,200	150	102,000
TOTAL PURCHASED OPTIONS (Cost $317,256)			225,538

RIGHTS - 0.0%(c)		Shares	Value
Retail - 0.0%(c)
Children's Place, Inc., Expires 02/03/2025, Exercise Price $9.75 (a)(g)		121	4
TOTAL RIGHTS (Cost $158)			4

SHORT-TERM INVESTMENTS - 4.4%			Value
Investments Purchased with Proceeds from Securities Lending - 4.4%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (h)		579,279	579,279
TOTAL SHORT-TERM INVESTMENTS (Cost $579,279)			579,279

TOTAL INVESTMENTS - 101.7% (Cost $13,167,539)			13,262,369
Money Market Deposit Account - 2.9% (i)			378,334
Liabilities in Excess of Other Assets - (4.6)%			(599,164)
TOTAL NET ASSETS - 100.0%			$13,041,539
two			–%
Percentages are stated as a percent of net assets.			–%

LP Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $559,912 which represented 4.3% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4 or 0.0% of net assets as of January 31, 2025.

(h)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
Russell 2000 Index (a)(b)
Expiration: 02/03/2025; Exercise Price: $2,390.00	$(4,346,615)	(19)	$(190)
Expiration: 02/07/2025; Exercise Price: $2,380.00	(4,117,845)	(18)	(4,590)
Expiration: 02/12/2025; Exercise Price: $2,370.00	(4,575,384)	(20)	(16,100)
Total Call Options			(20,880)
TOTAL WRITTEN OPTIONS (Premiums received $47,564)			$(20,880)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Innovator U.S. Small Cap Managed Floor ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$11,548,840	$–	$–	$11,548,840
Real Estate Investment Trusts	908,708	–	–	908,708
Purchased Options	225,538	–	–	225,538
Rights	–	–	4	4
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	579,279
Total Investments	$12,683,086	$–	$4	$13,262,369

Liabilities:
Investments:
Written Options	$(20,880)	$–	$–	$(20,880)
Total Investments	$(20,880)	$–	$–	$(20,880)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $579,279 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2025
(% of Net Assets)

Common Stocks	$11,548,840	88.6%
Real Estate Investment Trusts	908,708	7.0
Purchased Options	225,538	1.7
Rights	4	0.0
Investments Purchased with Proceeds from Securities Lending	579,279	4.4
Written Options	(20,880)	(0.2)
Money Market Deposit Account	30,751	0.2
Liabilities in Excess of Other Assets	(230,701)	(1.7)
	$13,041,539	100.0%

RFLR(a)	Balance as of 10/31/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Rights	$-	-	$(154)	-	-	$-	$-	$4

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
RFLR	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$4	Rights Offering	Security not yet traded on exchange	0.03 USD
(a) Table presents information for one security: Children's Place, Inc., which has been valued between 0.03 USD and 0.64 USD throughout the period.